Business Combination and Reverse Recapitalization - Schedule of Reconcile Elements of the Business Combination to the Company’s Condensed Consolidated Financial Statements (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Closing proceeds
Proceeds from Trust account	$ 5,577,304
Proceeds from PIPE investors	10,837,643
Proceeds from legacy ShoulderUp bank accounts	74,499
Closing disbursements
Less: Payment to purchase founder shares	(5,000,000)
Net cash proceeds from the Business Combination	11,489,446
Noncash activities
Conversion of SAFE notes to equity	40,726,793
Conversion of short-term debt to equity	8,597,750
Transaction costs paid in shares	156,870
Less: Accrued taxes assumed from ShoulderUp	(3,913,668)
Less: Short-term debt assumed from ShoulderUp	(900,000)
Net equity impact of the Business Combination	56,157,192
Par value of Common Stock issued	(1,543)
Total Impact of Business Combination on Additional Paid-in Capital	$ 56,155,649